Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Leasehold Improvements Estimated Useful Lives

Asset Category	Range of Useful Lives
Buildings	10 to 40 Years
Machinery and equipment	5 to 15 Years
Other	3 to 10 Years

Schedule of Supplemental Cash Flow Information
Supplemental Cash Flow Information—Certain supplemental cash flow information related to the Company consists of the following at December 31, 2013, 2012 and 2011:

	2013	2012	2011
Interest paid, net of amounts capitalized	$74.2	$75.5	$94.4
Income taxes paid (refunded)	22.9	(34.5)	18.7
Non-cash investing and financing activities:
Leased equipment purchased through term loan (see Note 16)	12.8	—	—
Acquisitions of businesses (see Note 3):
Fair value of assets acquired, net of cash	$389.9	$8.7	$68.0
Liabilities assumed	(74.1)	(2.1)	(15.5)
Goodwill	8.0	—	11.1
Deposit paid in 2012 related to Vertis acquisition	(25.9)	—	—
Deferred payment for Proteus and Transpak acquisition (see Note 3)	(6.0)	—	—
Purchase price payable on business exchange transaction	—	—	(62.4)
Fair value of assets acquired, net of cash, other acquisitions	—	—	4.6
Acquisition of businesses—net of cash acquired	$291.9	$6.6	$5.8